November 27, 2013

PIA HIGH YIELD FUND
A series of Advisors Series Trust

Class A

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated March 30, 2013

Effective immediately, Mr. Timothy Tarpening will no longer serve as one of the portfolio managers to the PIA High Yield Fund (the “Fund”).  Hereafter, please disregard all references to Mr. Tarpening in the Fund’s Prospectus and SAI.

Robert E. Sydow, Senior Vice President, Kevin S. Buckle, CFA, and James Lisko, Senior Vice President, will continue their roles as lead co-portfolio managers of the Fund and Lloyd McAdams will assume the role of co-portfolio manager of the Fund.

•	Accordingly, the “Management” section of the Prospectus is hereby deleted and replaced with the following:

Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Lloyd McAdams, Chairman and Chief Investment Officer, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Mr. Sydow, Mr. Buckle and Mr. Lisko each has co-managed the Fund since its inception in December 2010, while Mr. McAdams has co-managed the Fund since November 2013.

•	Additionally, the “Portfolio Managers” sub-section on pages 10 and 11 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.

Lloyd McAdams, CFA, CEBS
Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation.  From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders.  Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Mutual Funds.  He is a Chartered Financial Analyst and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

•	Additionally, the “Portfolio Managers” section on page B-35 of the SAI is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

Mr. Robert E. Sydow, Mr. Kevin S. Buckle, CFA and Mr. James Lisko serve as the lead co-portfolio managers for the Fund, while Mr. Lloyd McAdams serves as co-portfolio manager.  The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio. The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2012 with respect to Messrs. Sydow, Buckle and Lisko, and as of October 31, 2013 with respect to Mr. McAdams.

Robert E. Sydow
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Kevin S. Buckle, CFA
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

2

James Lisko
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Lloyd McAdams
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ total compensation includes a base salary, bonus, employee benefits and 401(k) plan with matching contributions.  The general year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  However, Messrs. Sydow, Buckle and Lisko’s bonus is also derived from a contractual share of revenue for all high yield assets managed by the Adviser, including the assets in the Fund.

Securities Owned in the Funds by Portfolio Managers.  As of November 27, 2013, the portfolio managers did not beneficially own any shares of the High Yield Fund, Class A or the High Yield (MACS) Fund as they had not commenced operations.  The portfolio managers beneficially owned the following amounts of the High Yield Fund, Investor Class as of November 30, 2012 with respect to Messrs. Sydow, Buckle and Lisko, and as of October 31, 2013 with respect to Mr. McAdams:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the High Yield Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Robert Sydow	None
Kevin Buckle	$50,001-$100,000
James Lisko	$50,001-$100,000
Lloyd McAdams	Over $1,000,000

*  *  *  *  *  *  *  *  *  *  *  *  *  *  *
Please retain this Supplement with the Prospectus and SAI.

3

November 27, 2013

PIA HIGH YIELD FUND

A series of Advisors Series Trust

Investor Class

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information
(“SAI”), each dated March 30, 2013

Effective immediately, Mr. Timothy Tarpening will no longer serve as one of the portfolio managers to the PIA High Yield Fund (the “Fund”).  Hereafter, please disregard all references to Mr. Tarpening in the Fund’s Summary Prospectus, Prospectus, and SAI.

Robert E. Sydow, Senior Vice President, Kevin S. Buckle, CFA, and James Lisko, Senior Vice President, will continue their roles as lead co-portfolio managers of the Fund and Lloyd McAdams will assume the role of co-portfolio manager of the Fund.

•	Accordingly, the “Management” section of the Prospectus is hereby deleted and replaced with the following:

Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Lloyd McAdams, Chairman and Chief Investment Officer, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Mr. Sydow, Mr. Buckle and Mr. Lisko each has co-managed the Fund since its inception in December 2010, while Mr. McAdams has co-managed the Fund since November 2013.

•	Additionally, the “Portfolio Managers” sub-section on pages 10 and 11 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.

Lloyd McAdams, CFA, CEBS
Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation.  From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders.  Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Mutual Funds.  He is a Chartered Financial Analyst and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

•	Additionally, the “Portfolio Managers” section on page B-35 of the SAI is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

Mr. Robert E. Sydow, Mr. Kevin S. Buckle, CFA and Mr. James Lisko serve as the lead co-portfolio managers for the Fund, while Mr. Lloyd McAdams serves as co-portfolio manager.  The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio. The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2012 with respect to Messrs. Sydow, Buckle and Lisko, and as of October 31, 2013 with respect to Mr. McAdams.

Robert E. Sydow
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Kevin S. Buckle, CFA
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

2

James Lisko
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Lloyd McAdams
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ total compensation includes a base salary, bonus, employee benefits and 401(k) plan with matching contributions.  The general year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  However, Messrs. Sydow, Buckle and Lisko’s bonus is also derived from a contractual share of revenue for all high yield assets managed by the Adviser, including the assets in the Fund.

Securities Owned in the Funds by Portfolio Managers.  As of November 27, 2013, the portfolio managers did not beneficially own any shares of the High Yield Fund, Class A or the High Yield (MACS) Fund as they had not commenced operations.  The portfolio managers beneficially owned the following amounts of the High Yield Fund, Investor Class as of November 30, 2012 with respect to Messrs. Sydow, Buckle and Lisko, and as of October 31, 2013 with respect to Mr. McAdams:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the High Yield Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Robert Sydow	None
Kevin Buckle	$50,001-$100,000
James Lisko	$50,001-$100,000
Lloyd McAdams	Over $1,000,000

* * * * * * *
Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.

3

November 27, 2013

PIA HIGH YIELD (MACS) FUND

A series of Advisors Series Trust

Managed Account Completion Shares (“MACS”)

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated March 30, 2013

Effective immediately, Mr. Timothy Tarpening will no longer serve as one of the portfolio managers to the PIA High Yield (MACS) Fund (the “Fund”).  Hereafter, please disregard all references to Mr. Tarpening in the Fund’s Prospectus and SAI.

Robert E. Sydow, Senior Vice President, Kevin S. Buckle, CFA, and James Lisko, Senior Vice President, will continue their roles as lead co-portfolio managers of the Fund and Lloyd McAdams will assume the role of co-portfolio manager of the Fund.

•	Accordingly, the “Management” section of the Prospectus is hereby deleted and replaced with the following:

Management
Investment Adviser:  Pacific Income Advisers, Inc. is the investment adviser of the Fund.

Portfolio Managers:  Mr. Robert E. Sydow, Senior Vice President, Mr. Kevin S. Buckle, CFA, Senior Vice President, Mr. James Lisko, Senior Vice President, are each lead co-portfolio managers, and Mr. Lloyd McAdams, Chairman and Chief Investment Officer, is a co-portfolio manager, and together they are primarily responsible for the day-to-day management of the Fund’s portfolio and serve as co-portfolio managers of the Fund.  Mr. Sydow, Mr. Buckle and Mr. Lisko each has co-managed the Fund since its inception in December 2010, while Mr. McAdams has co-managed the Fund since November 2013.

•	Additionally, the “Portfolio Managers” sub-section on pages 10 and 11 of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers
The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio.  Each portfolio manager has individual discretion to buy and sell securities within their defined sectors of responsibility.

Robert E. Sydow
Mr. Sydow joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Sydow managed high yield debt for Grandview Capital Management, LLC since 1999.

Kevin S. Buckle, CFA
Mr. Buckle joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Buckle managed high yield debt for Grandview Capital Management, LLC since 2002.

James Lisko
Mr. Lisko joined the Adviser in May 2010 and currently serves as Senior Vice President.  Prior to joining the Adviser, Mr. Lisko managed high yield debt for Grandview Capital Management, LLC since 1999.

Lloyd McAdams, CFA, CEBS
Mr. McAdams has been the Chairman of the Board and Chief Investment Officer of PIA since its formation.  From 1996 to December 2004, Mr. McAdams also served as the Chairman and CEO of the PIA Mutual Funds.  Mr. McAdams is also the Chairman and CEO of Anworth Mortgage Asset Corp., a publicly-traded company which manages a portfolio of mortgage securities for its shareholders.  Mr. McAdams is also Chairman of Syndicated Capital, Inc., the former distributor of the PIA Mutual Funds.  He is a Chartered Financial Analyst and a Certified Employee Benefit Specialist, and he has a B.S. in Statistics from Stanford University and an M.B.A. from the University of Tennessee.

•	Additionally, the “Portfolio Managers” section on page B-35 of the SAI is hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

Mr. Robert E. Sydow, Mr. Kevin S. Buckle, CFA and Mr. James Lisko serve as the lead co-portfolio managers for the Fund, while Mr. Lloyd McAdams serves as co-portfolio manager.  The portfolio managers are responsible for the day-to-day management of each Fund’s portfolio. The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of November 30, 2012 with respect to Messrs. Sydow, Buckle and Lisko, and as of October 31, 2013 with respect to Mr. McAdams.

Robert E. Sydow
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Kevin S. Buckle, CFA
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

2

James Lisko
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$292.8 Million	1	$292.8 Million
Other Accounts	7	$429.9 Million	0	$0

Lloyd McAdams
			With Management Fee Based on Performance
Type of Accounts	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0

Material Conflict of Interest.  No material strategy conflicts currently exist.  When the same securities being bought or sold on the same day by the portfolio managers, the portfolio managers allocate the transactions on a pro rata basis as long as it is in the best interests of the clients.  Where conflicts of interest arise between the Fund and other accounts managed by the portfolio managers, the portfolio managers will proceed in a manner that the Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by each portfolio management team.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

Compensation.  The portfolio managers’ total compensation includes a base salary, bonus, employee benefits and 401(k) plan with matching contributions.  The general year-end bonus represents a subjective calculation of an individual’s contribution to the portfolio management group’s success.  However, Messrs. Sydow, Buckle and Lisko’s bonus is also derived from a contractual share of revenue for all high yield assets managed by the Adviser, including the assets in the Fund.

Securities Owned in the Funds by Portfolio Managers.  As of November 27, 2013, the portfolio managers did not beneficially own any shares of the High Yield Fund, Class A or the High Yield (MACS) Fund as they had not commenced operations.  The portfolio managers beneficially owned the following amounts of the High Yield Fund, Investor Class as of November 30, 2012 with respect to Messrs. Sydow, Buckle and Lisko, and as of October 31, 2013 with respect to Mr. McAdams:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the High Yield Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Robert Sydow	None
Kevin Buckle	$50,001-$100,000
James Lisko	$50,001-$100,000
Lloyd McAdams	Over $1,000,000

* * * * * * *
Please retain this Supplement with the Prospectus and SAI.

3